Summary of Significant Accounting Policies (Details Narrative) - Xing Group [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Percentage of concentration risk			10.00%	10.00%
Allowance for doubtful accounts	$ 36,600		$ 15,561	$ 30,000
Shipping and handling costs	$ 753,337	$ 886,126	$ 1,815,822	$ 1,748,285
Revenues [Member]
Percentage of concentration risk	10.00%		10.00%
Accounts Receivable [Member]
Percentage of concentration risk	10.00%		10.00%
No Individual Customer [Member] | Revenues [Member]
Percentage of concentration risk	10.00%	10.00%	10.00%	10.00%
One Customer [Member] | Accounts Receivable [Member]
Percentage of concentration risk	17.00%		17.00%	11.00%